Stockholder's Equity - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Funko Acquisition Holdings, L.L.C. [Member]
Class Of Stock [Line Items]
Stock options, Outstanding	556
Stock options, Exercised	(4)
Stock options, Outstanding	552	556
Stock options, Options exercisable	548
Weighted Average Execise Price, Outstanding	$ 0.41
Weighted Average Exercise Options exercisable	$ 0.40
Aggregate Intrinsic Value, Outstanding	$ 7,038
Aggregate Intrinsic Value, Options exercisable	$ 6,988
Remaining Contractual Life, Outstanding	4 years 10 months 28 days	0 years
Remaining Contractual Life, Options exercisable	4 years 10 months 24 days
2017 Plan [Member]
Class Of Stock [Line Items]
Stock options, Outstanding	1,011
Stock options, Granted	931
Stock options, Exercised	(54)
Stock options, Forfeited	(100)
Stock options, Outstanding	1,788	1,011
Stock options, Options exercisable	295
Weighted Average Execise Price, Outstanding	$ 12.00
Weighted Average Exercise Price, Granted	13.54
Weighted Average Exercise Price, Exercised	12.00
Weighted average Exercise Price, Forfeited	12.00
Weighted Average Execise Price, Outstanding	12.80	$ 12.00
Weighted Average Exercise Options exercisable	$ 12.02
Aggregate Intrinsic Value, Exercised	$ 62
Aggregate Intrinsic Value, Forfeited	434
Aggregate Intrinsic Value, Outstanding	1,884
Aggregate Intrinsic Value, Options exercisable	$ 338
Remaining Contractual Life, Outstanding	9 years 2 months 8 days	0 years
Remaining Contractual Life, Options exercisable	8 years 10 months 2 days